Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2022
Fixed maturities:
U.S. government obligations	$25,167.4	$0	$0	$25,167.4	$26,770.7
State and local government obligations	0	1,977.1	0	1,977.1	2,180.0
Foreign government obligations	0	15.5	0	15.5	16.8
Corporate debt securities	0	9,412.7	0	9,412.7	10,125.8
Subtotal	25,167.4	11,405.3	0	36,572.7	39,093.3
Asset-backed securities:
Residential mortgage-backed	0	666.8	0	666.8	696.1
Commercial mortgage-backed	0	4,663.5	0	4,663.5	5,446.0
Other asset-backed	0	4,564.6	0	4,564.6	4,826.0
Subtotal asset-backed securities	0	9,894.9	0	9,894.9	10,968.1
Redeemable preferred stocks:
Financials	0	40.5	0	40.5	43.6
Utilities	0	9.1	0	9.1	10.5
Industrials	9.2	125.5	0	134.7	148.5
Subtotal redeemable preferred stocks	9.2	175.1	0	184.3	202.6
Total fixed maturities	25,176.6	21,475.3	0	46,651.9	50,264.0
Short-term investments	2,800.7	61.0	0	2,861.7	2,861.7
Total available-for-sale securities	27,977.3	21,536.3	0	49,513.6	53,125.7
Equity securities:
Nonredeemable preferred stocks:
Financials	39.0	994.4	67.4	1,100.8	1,244.2
Utilities	0	71.2	0	71.2	79.9
Industrials	0	24.8	16.4	41.2	40.1
Subtotal nonredeemable preferred stocks	39.0	1,090.4	83.8	1,213.2	1,364.2
Common equities:
Common stocks	2,783.4	0	18.3	2,801.7	806.3
Other risk investments	0	0	19.8	19.8	19.8
Subtotal common equities	2,783.4	0	38.1	2,821.5	826.1
Total equity securities	2,822.4	1,090.4	121.9	4,034.7	2,190.3
Total portfolio	$30,799.7	$22,626.7	$121.9	$53,548.3	$55,316.0
Debt	$0	$5,717.9	$0	$5,717.9	$6,388.3

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2021
Fixed maturities:
U.S. government obligations	$18,488.2	$0	$0	$18,488.2	$18,586.1
State and local government obligations	0	2,185.3	0	2,185.3	2,162.6
Foreign government obligations	0	17.9	0	17.9	17.9
Corporate debt securities	0	10,692.1	0	10,692.1	10,526.2
Subtotal	18,488.2	12,895.3	0	31,383.5	31,292.8
Asset-backed securities:
Residential mortgage-backed	0	790.0	0	790.0	787.7
Commercial mortgage-backed	0	6,535.6	0	6,535.6	6,561.0
Other asset-backed	0	4,982.3	0	4,982.3	4,981.8
Subtotal asset-backed securities	0	12,307.9	0	12,307.9	12,330.5
Redeemable preferred stocks:
Financials	0	50.9	0	50.9	50.7
Utilities	0	0	0	0	0
Industrials	10.7	120.1	0	130.8	120.2
Subtotal redeemable preferred stocks	10.7	171.0	0	181.7	170.9
Total fixed maturities	18,498.9	25,374.2	0	43,873.1	43,794.2
Short-term investments	942.4	0.2	0	942.6	942.6
Total available-for-sale securities	19,441.3	25,374.4	0	44,815.7	44,736.8
Equity securities:
Nonredeemable preferred stocks:
Financials	115.3	1,305.7	76.4	1,497.4	1,451.7
Utilities	0	82.9	0	82.9	80.0
Industrials	0	25.2	34.4	59.6	40.1
Subtotal nonredeemable preferred stocks	115.3	1,413.8	110.8	1,639.9	1,571.8
Common equities:
Common stocks	4,991.6	50.0	0	5,041.6	1,247.2
Other risk investments	0	0	16.9	16.9	16.9
Subtotal common equities	4,991.6	50.0	16.9	5,058.5	1,264.1
Total equity securities	5,106.9	1,463.8	127.7	6,698.4	2,835.9
Total portfolio	$24,548.2	$26,838.2	$127.7	$51,514.1	$47,572.7
Debt	$0	$5,857.4	$0	$5,857.4	$4,898.8

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2022 and 2021:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2021	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2022
Equity securities:
Nonredeemable preferred stocks:
Financials	$76.4	$0	$2.5	$(15.0)	$(17.2)	$20.7	$0	$67.4
Industrials	34.4	(0.5)	0	0	0	(17.5)	0	16.4
Common equities:
Common stocks	0	0	0	0	0	0	18.3	18.3
Other risk investments	16.9	2.9	0	0	0	0	0	19.8
Total Level 3 securities	$127.7	$2.4	$2.5	$(15.0)	$(17.2)	$3.2	$18.3	$121.9
[1]The security was transferred into Level 3 due to a lack of observable market level inputs.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2020	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2021
Equity securities:
Nonredeemable preferred stocks:
Financials	$10.0	$0	$60.2	$0	$0	$6.2	$0	$76.4
Industrials	16.7	0	5.0	(5.0)	(4.5)	22.2	0	34.4
Common equities:
Common stocks	25.0	0	2.0	(6.0)	(8.7)	37.7	(50.0)	0
Other risk investments	3.1	13.8	0	0	0	0	0	16.9
Total Level 3 securities	$54.8	$13.8	$67.2	$(11.0)	$(13.2)	$66.1	$(50.0)	$127.7
[1]The security was transferred into Level 2 since the price was deemed to be an observable market sale price as the result of the then-recent sale of this security at a consistent price.

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2022	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Equity securities:
Nonredeemable preferred stocks	$83.8	Market comparables	Weighted average market capitalization price change %	(0.6)% to 19.9%	10.5%
Common stocks	18.3	Market comparables	Weighted average market capitalization price change %	(42.5)% to 59.1%	0.3%
Subtotal Level 3 securities	102.1
Pricing exemption securities	19.8
Total Level 3 securities	$121.9

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2021	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Equity securities:
Nonredeemable preferred stocks	$110.8	Market comparables	Weighted average market capitalization price change %	(20.2)% to (2.3)%	(7.7%)
Subtotal Level 3 securities	110.8
Pricing exemption securities	16.9
Total Level 3 securities	$127.7